                                                     OMB APPROVAL

                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

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                                                     hours per response: 19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)         (Zip code)

                                 Geoffrey Keenan
        The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600,
                              Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

                                                                  GATEWAY

                                                                   FUND

                                                           SEMI-ANNUAL REPORT
                                                              JUNE 30, 2005
                                                                (UNAUDITED)

          THE

        GATEWAY

         TRUST

      P.O. BOX 5211
CINCINNATI, OH 45201-5211
      800.354.6339

                                  GATEWAY FUND

                    TOTAL RETURNS - JUNE 30, 2005 (UNAUDITED)

                                                       Average Annual Total Return
                                       --------------------------------------------------------       6/30/05
                                        One      Three      Five        Ten     Since Inception        Price
                                       Year      Years     Years       Years      on 12/7/77         Per Share
                                       --------------------------------------------------------      ---------
GATEWAY FUND                           6.71%      7.08%     2.43%       7.04%              9.13%     $   24.94

Lehman Brothers U. S. Intermediate
    Government/Credit Bond Index       4.80%      5.09%     6.87%       6.34%

S&P 500 Index                          6.32%      8.28%    (2.37%)      9.93%

                                                       Cumulative Total Return
                                       ---------------------------------------------------------
                                        One      Three      Five        Ten      Since Inception
                                       Year      Years     Years       Years        on 12/7/77
                                       ---------------------------------------------------------
GATEWAY FUND                           6.71%     22.77%    12.74%      97.42%           1,010.70%

Lehman Brothers U. S. Intermediate
    Government/Credit Bond Index       4.80%     16.06%    39.40%      84.98%

S&P 500 Index                          6.32%     26.94%   (11.31%)    157.83%

Data sources throughout this report: Gateway Investment Advisers, L.P., Thomson Financial and Lehman Brothers, Inc.

Performance data throughout this report represents past performance and is no guarantee of future results. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Gateway Fund returns throughout this document are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

This report must be preceded by or accompanied by a prospectus.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES, AND INFORMATION REGARDING HOW THE FUND VOTED THOSE PROXIES DURING THE TWELVE-MONTH PERIOD ENDED JUNE 30, 2005, ARE AVAILABLE WITHOUT CHARGE: (I) UPON REQUEST BY CALLING THE FUND AT 800.354.6339, AND (II) FROM THE FUND DOCUMENTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE WITHOUT CHARGE: (I) UPON REQUEST BY CALLING THE FUND AT 800.354.6339, AND (II) ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 800.SEC.0330.

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

Dear Shareholder:

Throughout its history, the Gateway Fund has endeavored to deliver the rewards of effective risk management to its investors. That remains its highest priority. The Fund not only strives for consistent returns, but also returns in excess of those available from other investments comparable in volatility. The following pages review the Fund's risk management strategy, provide an overview of the markets in 2005 year-to-date, discuss the Fund's performance for the six months ended June 30, 2005, and offer our perspectives for the remainder of 2005.

STRATEGY REVIEW

The investment objective of the Gateway Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund employs a strategy comprised of three integrated components: sale of cash-settled index call options on the entire value of its equity portfolio; purchase of index put options; and ownership of a broadly diversified common stock portfolio designed to support its index-option-based risk management strategy.

By selling index call options, the Fund receives a steady cash flow in exchange for the uncertain future potential of its equity portfolio. The degree of uncertainty in the equity markets determines the magnitude of the cash flows available to the Fund. In highly volatile markets, uncertainty is magnified and cash flow from the sale of index call options rises. Conversely, when markets exhibit reduced volatility, this cash flow decreases. The Fund seeks to optimize the cash flows available from selling index call options, which serve as the Fund's primary source of return.

                       COMMON STOCK PORTFOLIO COMPOSITION
                              AS OF JUNE 30, 2005

                                                     GATEWAY          S&P 500
                                                      FUND             INDEX
                                                    --------          -------
Total Holdings                                           323              500
Total S&P Holdings                                       184              500
Total Non-S&P Holdings                                   139                0
Dividend Yield (2)                                      2.90% (1)        1.85%
Average Market Cap, $B (2)                             28.47            22.19
Weighted Average Price/Earnings Ratio (2)              19.23            19.86
Weighted Average Price/Book Ratio (2)                   4.09             3.97

(1) This percentage represents the dividend yield of the equity securities in the Gateway Fund, not the dividend yield of the Fund itself.

(2)   Calculations obtained from Bloomberg, L.P.

As the cash flow from the sale of index call options varies over time and is somewhat limited in reducing downside exposure, the Fund also buys index put options to protect against a significant market decline over a short period of time. The value of an index put option generally rises as the underlying stock prices decline. The Fund seeks the most cost-effective protection available from index put options, which serve as a key component in reducing the overall volatility of the Fund.

The final component of the Fund's index-option-based risk management strategy is the continuous ownership of a diversified common stock portfolio generally representative of the broad U. S. equity market. The common stock portfolio is constructed to provide support for the index option strategy by minimizing the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund's option positions while also considering other factors, such as predicted dividend yield.

The interaction of the three components of the index-option-based risk management strategy is designed to provide fairly consistent returns over a wide range of market conditions. Accordingly, the total return of the Fund over a given time

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

period is a combination of the change in market value and the dividend yield associated with the common stock portfolio, the cash flow from index call options, the cost of purchasing index put options and the operating expenses of the Fund.

2005 YEAR-TO-DATE MARKET OVERVIEW

In the first six months of 2005, investor sentiment continued to swing between positive and negative, limiting the equity market to a fairly narrow trading range. A surplus of positive economic news, including robust economic growth, strong job creation, low inflation and surging corporate profits, failed to have a sustained impact on equity investors. Rising oil prices, further interest rate increases and fears of an economic slowdown restrained the effect of the good economic news. Bond investors generally reacted favorably to the aggressive stance against inflation adopted by the Federal Reserve Board and to strong foreign demand for U. S. Treasuries.

Returns for both stocks and bonds were influenced by this countervailing information on the economy and interest rates. The stock market, as represented by the S&P 500 Index, declined three out of the first six months of 2005 and finished the year-to-date period ended June 30, 2005 down 0.81%. The bond market, as represented by the Lehman Brothers U. S. Intermediate Government/Credit Bond Index, earned 1.59% during the same period despite four short-term interest rate increases. Neither market was able to deliver returns on pace with its long-term historical average.

The historically low market volatility that prevailed at the end of 2004 extended into the first half of 2005. The CBOE Volatility Index (VIX), a key gauge of option pricing, narrowly ranged between 11 and 18 through June 2005 after beginning the year around 13. The VIX has spent much of the last eighteen months at its lowest values since 1995-1996. As the pricing of index option contracts is primarily driven by volatility, cash flows available from index call premiums continued at

                         GROWTH OF A $10,000 INVESTMENT
                          June 30, 1995 - June 30, 2005

[LINE GRAPH]

                  GATEWAY               S&P                LGVTCR
                  --------            --------            --------
                  $ 10,000            $ 10,000            $ 10,000
Jul-95            $ 10,061            $ 10,331            $ 10,001
Aug-95            $ 10,110            $ 10,357            $ 10,092
Sep-95            $ 10,221            $ 10,794            $ 10,165
Oct-95            $ 10,252            $ 10,755            $ 10,277
Nov-95            $ 10,394            $ 11,227            $ 10,412
Dec-95            $ 10,461            $ 11,443            $ 10,521
Jan-96            $ 10,597            $ 11,832            $ 10,612
Feb-96            $ 10,560            $ 11,942            $ 10,488
Mar-96            $ 10,640            $ 12,057            $ 10,433
Apr-96            $ 10,777            $ 12,235            $ 10,397
May-96            $ 10,870            $ 12,549            $ 10,388
Jun-96            $ 10,963            $ 12,597            $ 10,499
Jul-96            $ 10,789            $ 12,040            $ 10,530
Aug-96            $ 10,938            $ 12,294            $ 10,538
Sep-96            $ 11,193            $ 12,985            $ 10,685
Oct-96            $ 11,330            $ 13,343            $ 10,874
Nov-96            $ 11,524            $ 14,351            $ 11,018
Dec-96            $ 11,563            $ 14,067            $ 10,947
Jan-97            $ 11,756            $ 14,944            $ 10,990
Feb-97            $ 11,769            $ 15,062            $ 11,011
Mar-97            $ 11,701            $ 14,445            $ 10,935
Apr-97            $ 11,939            $ 15,306            $ 11,064
May-97            $ 12,033            $ 16,236            $ 11,156
Jun-97            $ 12,196            $ 16,964            $ 11,257
Jul-97            $ 12,416            $ 18,312            $ 11,486
Aug-97            $ 12,209            $ 17,286            $ 11,428
Sep-97            $ 12,580            $ 18,232            $ 11,561
Oct-97            $ 12,385            $ 17,622            $ 11,689
Nov-97            $ 12,794            $ 18,438            $ 11,715
Dec-97            $ 12,991            $ 18,755            $ 11,808
Jan-98            $ 13,197            $ 18,961            $ 11,963
Feb-98            $ 13,390            $ 20,328            $ 11,954
Mar-98            $ 13,521            $ 21,369            $ 11,992
Apr-98            $ 13,659            $ 21,584            $ 12,052
May-98            $ 13,749            $ 21,213            $ 12,140
Jun-98            $ 13,956            $ 22,075            $ 12,217
Jul-98            $ 13,928            $ 21,841            $ 12,260
Aug-98            $ 13,223            $ 18,687            $ 12,453
Sep-98            $ 13,604            $ 19,884            $ 12,765
Oct-98            $ 14,074            $ 21,502            $ 12,753
Nov-98            $ 14,461            $ 22,805            $ 12,751
Dec-98            $ 14,583            $ 24,119            $ 12,802
Jan-99            $ 14,825            $ 25,128            $ 12,873
Feb-99            $ 14,846            $ 24,347            $ 12,683
Mar-99            $ 15,137            $ 25,321            $ 12,779
Apr-99            $ 15,387            $ 26,301            $ 12,818
May-99            $ 15,450            $ 25,680            $ 12,719
Jun-99            $ 15,721            $ 27,106            $ 12,728
Jul-99            $ 15,617            $ 26,260            $ 12,717
Aug-99            $ 15,700            $ 26,129            $ 12,727
Sep-99            $ 15,721            $ 25,413            $ 12,845
Oct-99            $ 16,096            $ 27,021            $ 12,879
Nov-99            $ 16,270            $ 27,570            $ 12,894
Dec-99            $ 16,473            $ 29,194            $ 12,852
Jan-00            $ 16,549            $ 27,728            $ 12,804
Feb-00            $ 16,612            $ 27,204            $ 12,909
Mar-00            $ 17,022            $ 29,865            $ 13,043
Apr-00            $ 17,085            $ 28,966            $ 13,013
May-00            $ 17,148            $ 28,372            $ 13,034
Jun-00            $ 17,510            $ 29,073            $ 13,264
Jul-00            $ 17,489            $ 28,619            $ 13,364
Aug-00            $ 18,059            $ 30,397            $ 13,522
Sep-00            $ 17,913            $ 28,792            $ 13,645
Oct-00            $ 17,766            $ 28,671            $ 13,708
Nov-00            $ 17,439            $ 26,411            $ 13,894
Dec-00            $ 17,561            $ 26,541            $ 14,150
Jan-01            $ 18,006            $ 27,483            $ 14,382
Feb-01            $ 17,363            $ 24,979            $ 14,519
Mar-01            $ 16,804            $ 23,398            $ 14,631
Apr-01            $ 17,271            $ 25,214            $ 14,593
May-01            $ 17,409            $ 25,383            $ 14,674
Jun-01            $ 17,332            $ 24,766            $ 14,729
Jul-01            $ 17,310            $ 24,523            $ 15,035
Aug-01            $ 16,713            $ 22,991            $ 15,185
Sep-01            $ 16,061            $ 21,135            $ 15,407
Oct-01            $ 16,307            $ 21,539            $ 15,663
Nov-01            $ 16,744            $ 23,191            $ 15,506
Dec-01            $ 16,945            $ 23,395            $ 15,421
Jan-02            $ 16,999            $ 23,053            $ 15,501
Feb-02            $ 16,859            $ 22,609            $ 15,623
Mar-02            $ 17,175            $ 23,459            $ 15,388
Apr-02            $ 16,744            $ 22,037            $ 15,641
May-02            $ 16,735            $ 21,876            $ 15,798
Jun-02            $ 16,079            $ 20,319            $ 15,934
Jul-02            $ 15,500            $ 18,736            $ 16,122
Aug-02            $ 15,693            $ 18,858            $ 16,362
Sep-02            $ 14,713            $ 16,810            $ 16,655
Oct-02            $ 15,870            $ 18,287            $ 16,590
Nov-02            $ 16,433            $ 19,362            $ 16,575
Dec-02            $ 16,119            $ 18,226            $ 16,936
Jan-03            $ 15,932            $ 17,750            $ 16,935
Feb-03            $ 15,716            $ 17,484            $ 17,173
Mar-03            $ 15,988            $ 17,654            $ 17,191
Apr-03            $ 16,795            $ 19,106            $ 17,321
May-03            $ 17,067            $ 20,111            $ 17,669
Jun-03            $ 17,059            $ 20,369            $ 17,657
Jul-03            $ 17,275            $ 20,727            $ 17,177
Aug-03            $ 17,477            $ 21,132            $ 17,218
Sep-03            $ 17,392            $ 20,908            $ 17,654
Oct-03            $ 17,703            $ 22,089            $ 17,488
Nov-03            $ 17,827            $ 22,283            $ 17,512
Dec-03            $ 17,989            $ 23,451            $ 17,664
Jan-04            $ 18,059            $ 23,882            $ 17,781
Feb-04            $ 18,184            $ 24,214            $ 17,962
Mar-04            $ 18,208            $ 23,849            $ 18,102
Apr-04            $ 18,129            $ 23,474            $ 17,673
May-04            $ 18,285            $ 23,796            $ 17,594
Jun-04            $ 18,495            $ 24,257            $ 17,647
Jul-04            $ 18,355            $ 23,455            $ 17,795
Aug-04            $ 18,403            $ 23,548            $ 18,092
Sep-04            $ 18,552            $ 23,803            $ 18,123
Oct-04            $ 18,717            $ 24,167            $ 18,244
Nov-04            $ 19,084            $ 25,143            $ 18,078
Dec-04            $ 19,240            $ 25,998            $ 18,201
Jan-05            $ 19,169            $ 25,364            $ 18,236
Feb-05            $ 19,500            $ 25,896            $ 18,135
Mar-05            $ 19,374            $ 25,438            $ 18,041
Apr-05            $ 19,230            $ 24,955            $ 18,248
May-05            $ 19,602            $ 25,748            $ 18,413
Jun-05            $ 19,742            $ 25,783            $ 18,498

Past performance does not guarantee future results. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares.

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

reduced levels although they remained above prevailing coupon rates on investment-grade bonds. While restricting the ability to earn premiums on index call options, the low market volatility has led to lower costs for index put protection.

2005 YEAR-TO-DATE PERFORMANCE COMMENTARY

The following discussion of the Fund's comparative performance to the S&P 500 Index focuses on the results of its index-option-based risk management strategy as the common stock portfolio is primarily designed to support this strategy as efficiently as possible. For the six months ended June 30, 2005, the Gateway Fund delivered a total return of 2.59%, outperforming the S&P 500 Index and the Lehman Brothers U. S. Intermediate Government/Credit Bond Index during the same period. The hedged equity strategy followed by the Fund - collecting index call option premiums and using some of that cash flow to buy index put options to reduce downside risk - helped the Fund beat these indexes, even though historically low volatility limited net cash flows from option premiums.

                                ASSET ALLOCATION

                         AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2005

Common Stocks                                    97.2%
Put Options                                       0.3%
Repurchase Agreements                             4.4%
Call Options                                     (2.1%)
Other Assets and Liabilities, Net                 0.2%
                                                -----
                                                100.0%
                                                =====

During the first quarter of 2005, an improving geopolitical atmosphere was tempered by fears of escalating interest rates and rapidly rising oil prices. This environment caused both stocks and bonds to suffer losses with the S&P 500 Index down 2.15% and the Lehman Brothers U. S. Intermediate Government/ Credit Bond Index down 0.87%. However, the steady accumulation of option premiums allowed the Fund to overcome these adversities and deliver a positive quarterly return of 0.70%. The short-term, choppy markets experienced in the first quarter of 2005 demonstrated the value added from the Fund's hedged equity portfolio as net premium cash inflows mitigated the stock market decline while exposing shareholders to significantly less risk. Despite the low levels of volatility, available index option premiums remained well above prevailing long-term rates on bonds without the associated sensitivity to interest rate fluctuations.

                           PORTFOLIO SECTOR WEIGHTING

                               % OF COMMON STOCKS
                               AS OF JUNE 30, 2005


                                  Gateway Fund           S&P 500 Index
                                  ------------           -------------
Basic Materials                        5.1%                   3.5%
Commercial Services                    1.4%                   1.9%
Consumer Cyclical                      7.4%                   8.1%
Consumer Non-Cyclical                  8.8%                   8.0%
Consumer Services                      2.4%                   5.0%
Energy                                 8.4%                   8.8%
Financial                             26.8%                  23.8%
Health Care                           11.2%                  13.2%
Industrials                            4.4%                   2.9%
Technology                            14.0%                  16.5%
Telecommunications                     5.0%                   3.2%
Transportation                         0.4%                   1.6%
Utilities                              4.8%                   3.5%

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

Early in the second quarter of 2005, corporate earnings news and the direction of the economy remained positive on balance; however, investors continued to evidence concerns over the level of earnings, the pace of economic growth and the resurgence of inflation. As the stock market sold off in April, the Fund earned a measure of the cash flow available from index call options and saw some increasing value from index put options which helped buffer the market decline. In May and June, investors at large responded favorably to the Federal Reserve Board's strong stance against inflation and to the continuing flow of moderately encouraging economic news. Consumer confidence was buoyed and the VIX ended the quarter at its lowest month-end close of the year. For the three months ended June 30, 2005, the Gateway Fund earned 1.88% as compared to 1.37% for the S&P 500 Index and 2.48% for the Lehman Brothers U. S. Intermediate Government/ Credit Bond Index. During the quarter, the Fund's net cash flows from option premiums contributed more directly to increasing return than to hedging declining stock value, as was the case in the first quarter of 2005.

During the first half of 2005, the Fund steadily accumulated premium cash flows (at slightly below normal historical levels) and dividend income (at slightly above S&P 500 Index yield levels) allowing it to overcome the decline of the S&P 500 Index. Despite the lack of volatility that supports higher option premiums, the Fund was able to provide shareholders with risk-adjusted performance consistent with its investment objective while adhering to its disciplined hedged approach to equity investing.

SECOND HALF 2005 PERSPECTIVE

The Fund applies its hedging techniques in a consistent and disciplined manner seeking to deliver investment performance that offers an efficient trade-off between risk and reward. Without a continuation of strong corporate earnings and positive economic news, equity markets may struggle. An extension of the relatively stagnant market conditions which prevailed in the first half of 2005 would likely keep volatility levels suppressed. Nevertheless, call options, though subdued, should provide ongoing incremental return potential. Low volatility would also allow the Fund to purchase index put options at relatively inexpensive prices. Therefore, even if the market remains in a fairly narrow trading range, Fund shareholders should continue to earn option premiums while enjoying the benefits of downside protection against a sharp market decline over a short period of time.

If, however, domestic or global developments emerge that serve to raise uncertainty and widen the current narrow trading range, the increased volatility would likely translate into higher net cash flows from option premiums that can be captured by the Fund. In addition, with the threat of further pressure on bond prices, the Fund's hedged equity portfolio offers a low-to-moderate risk alternative with steady cash flows and little correlation to interest-rate risk. Regardless of which market cycle emerges during the second half of 2005, we believe the Gateway Fund continues to offer shareholders the prospects for improved portfolio stability and effective risk management.

We invite you to visit our website at www.gatewayfund.com for updates on the Fund's investment results and statistics. As always, we appreciate your support and continued confidence.

/s/ Walter G. Sall            /s/ Patrick Rogers
------------------            -----------------------
Walter G. Sall                Patrick Rogers, CFA
Chairman                      Portfolio Manager

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

SHARES                                                                 VALUE  (000's)
-------                                                                --------------
            COMMON STOCKS - 97.2%
            BASIC MATERIALS - 4.9%
198,150     3M Co.                                                     $       14,326
116,670     Alcoa Inc.                                                          3,049
 40,000     Companhia Siderurgica Nacional SA - ADR                               646
 32,050     CONSOL Energy Inc.                                                  1,717
460,448     Dow Chemical Company                                               20,504
497,400     E.I. du Pont de Nemours and Company                                21,393
141,600     Eastman Chemical Company                                            7,809
155,600     Gerdau SA - ADR                                                     1,514
 19,626     International Paper Company                                           593
178,350     Lubrizol Corporation                                                7,493
261,250     Lyondell Chemical Company                                           6,902
 21,125     MeadWestvaco Corporation                                              592
 52,550     Nucor Corporation                                                   2,397
397,650     Olin Corporation                                                    7,253
334,150     Packaging Corporation of America                                    7,034
248,750     RPM International, Inc.                                             4,542
290,600     Sonoco Products Company                                             7,701
150,600     USEC Inc.                                                           2,205
251,900     Worthington Industries, Inc.                                        3,980
                                                                       --------------
                                                                              121,650
                                                                       --------------
            COMMERCIAL SERVICES - 1.4%
181,750     Automatic Data Processing, Inc.                                     7,628
 27,000     Career Education Corporation *                                        988
 57,150     Catalina Marketing Corporation                                      1,452
 92,700     Cendant Corporation                                                 2,074
 45,900     Cognizant Technology Solutions Corporation - Class A *              2,163
 96,050     Electronic Data Systems Corporation                                 1,849
 24,250     FactSet Research Systems Inc.                                         869
 30,019     First Data Corporation                                              1,205
 38,700     Omnicom Group Inc.                                                  3,091
 98,000     Paychex, Inc.                                                       3,189
461,750     ServiceMaster Company                                               6,183
178,750     StarTek, Inc.                                                       2,935
                                                                       --------------
                                                                               33,626
                                                                       --------------

            CONSUMER CYCLICAL - 7.2%
110,900     Abercrombie & Fitch Co. - Class A                                   7,619
 23,700     Aeropostale, Inc. *                                                   796
 73,000     American Axle & Manufacturing Holdings, Inc.                        1,845
157,700     American Eagle Outfitters, Inc.                                     4,834
 20,700     bebe stores, inc.                                                     548
125,450     Best Buy Co., Inc.                                                  8,600
  6,400     CDW Corporation                                                       365
117,800     Chico's FAS, Inc. *                                                 4,038

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

SHARES                                                                 VALUE (000's)
-------                                                                -------------
            CONSUMER CYCLICAL (Continued)
 41,850     Christopher & Banks Corporation                            $        764
 82,800     Claire's Stores, Inc.                                             1,991
 26,200     Coach, Inc. *                                                       880
 15,600     Cummins, Inc.                                                     1,164
180,400     Delphi Corporation                                                  839
120,150     Foot Locker, Inc.                                                 3,270
239,663     Ford Motor Company                                                2,454
171,250     Gap, Inc.                                                         3,382
546,550     General Motors Corporation                                       18,583
 50,100     Gentex Corporation                                                  912
 99,750     Genuine Parts Company                                             4,099
453,750     Home Depot, Inc.                                                 17,651
 25,300     J. C. Penney Company, Inc.                                        1,330
 12,700     Lennar Corporation - Class A                                        806
262,850     Limited Brands                                                    5,630
 31,600     Longs Drug Stores Corporation                                     1,360
 61,350     Lowe's Companies, Inc.                                            3,572
210,050     May Department Stores Company                                     8,436
311,200     Maytag Corporation                                                4,873
 54,850     Michaels Stores, Inc.                                             2,269
 16,700     Neiman Marcus Group, Inc. - Class A                               1,619
 94,550     Nordstrom, Inc.                                                   6,427
 20,500     OfficeMax Inc.                                                      610
 16,850     Pacific Sunwear of California, Inc. *                               387
272,600     Pier 1 Imports, Inc.                                              3,868
 37,300     RadioShack Corporation                                              864
 51,750     Ross Stores, Inc.                                                 1,496
 19,909     Sears Holding Corporation *                                       2,984
 94,700     Talbots, Inc.                                                     3,075
 87,350     TJX Companies, Inc.                                               2,127
 34,900     Tomkins PLC - ADR                                                   664
 30,850     Urban Outfitters, Inc. *                                          1,749
 53,900     Volvo AB - ADR                                                    2,186
638,650     Wal-Mart Stores, Inc.                                            30,783
 77,000     Whirlpool Corporation                                             5,398
                                                                       ------------
                                                                            177,147
                                                                       ------------

            CONSUMER NON-CYCLICAL - 8.6%
320,550     Albertson's, Inc.                                                 6,629
709,300     Altria Group, Inc.                                               45,863
175,950     Avon Products, Inc.                                               6,660
 17,500     Clorox Company                                                      975
410,150     Coca-Cola Company                                                17,124
186,150     Colgate-Palmolive Company                                         9,291

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

  SHARES                                                                VALUE  (000's)
---------                                                               -------------
             CONSUMER NON-CYCLICAL (CONTINUED)
  214,550    ConAgra Foods, Inc.                                        $       4,969
  118,050    Diageo PLC - ADR                                                   7,000
  105,000    Estee Lauder Companies Inc. - Class A                              4,109
  195,950    Gillette Company                                                   9,921
  162,900    Kimberly-Clark Corporation                                        10,196
  165,200    Loews Corporation - Carolina Group                                 5,504
  379,900    Newell Rubbermaid Inc.                                             9,057
  141,780    PepsiCo, Inc.                                                      7,646
  602,200    Procter & Gamble Company                                          31,766
   52,500    Reynolds American Inc.                                             4,137
  541,450    Sara Lee Corporation                                              10,726
  684,150    Tupperware Corporation                                            15,989
  234,475    Vector Group Ltd.                                                  4,354
    7,050    Whole Foods Market, Inc.                                             834
                                                                        -------------
                                                                              212,750
                                                                        -------------

             CONSUMER SERVICES - 2.4%
  128,200    Deluxe Corporation                                                 5,205
   33,200    Eastman Kodak Company                                                891
   25,450    GTECH Holdings Corporation                                           744
    7,000    Harrah's Entertainment, Inc.                                         505
   95,300    International Game Technology                                      2,683
  197,500    Mattel, Inc.                                                       3,614
  302,500    McDonald's Corporation                                             8,394
   22,000    Polaris Industries Inc.                                            1,188
  104,750    R. R. Donnelley & Sons Company                                     3,615
   19,950    Rank Group PLC - ADR                                                 195
  982,950    Regal Entertainment Group - Class A                               18,558
  254,200    Sirius Satellite Radio Inc. *                                      1,647
   63,550    Standard Register Company                                          1,005
  298,550    Time Warner Inc. *                                                 4,989
   52,041    Viacom Inc. - Class B                                              1,666
   64,600    Walt Disney Company                                                1,627
   58,950    XM Satellite Radio Holdings Inc. - Class A *                       1,984
                                                                        -------------
                                                                               58,510
                                                                        -------------

             ENERGY - 8.1%
   41,000    BJ Services Company                                                2,152
   22,000    Chesapeake Energy Corporation                                        502
  501,964    ChevronTexaco Corporation                                         28,070
  130,562    ConocoPhillips                                                     7,506
   80,100    Diamond Offshore Drilling, Inc.                                    4,280
   60,550    ENSCO International Incorporated                                   2,165
1,468,232    Exxon Mobil Corporation                                           84,379
  191,850    Halliburton Company                                                9,174

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

 SHARES                                                                VALUE (000's)
---------                                                              -------------
             ENERGY (CONTINUED)
  199,250    Kerr-McGee Corporation                                    $      15,205
   61,250    Patterson-UTI Energy, Inc.                                        1,705
  336,500    Royal Dutch Petroleum Company - ADR                              21,839
  127,450    Schlumberger Limited                                              9,678
   62,800    Smith International, Inc.                                         4,000
  285,550    Tidewater Inc.                                                   10,885
                                                                       -------------
                                                                             201,540
                                                                       -------------

             FINANCIAL - 26.0%
   59,050    A. G. Edwards, Inc.                                               2,666
   95,000    Aegon NV - ADR                                                    1,223
   70,900    Allstate Corporation                                              4,236
   40,800    American Express Company                                          2,172
   76,000    American Financial Realty Trust                                   1,169
  204,450    American Home Mortgage Investment Corp.                           7,148
  527,186    American International Group, Inc.                               30,629
   73,100    Aon Corporation                                                   1,830
  195,750    Arthur J. Gallagher & Co.                                         5,311
   35,500    Banco Santander Chile SA - ADR                                    1,147
1,158,280    Bank of America Corporation                                      52,829
   72,850    Capitol Federal Financial                                         2,512
  152,975    Charles Schwab Corporation                                        1,726
   36,050    Chicago Mercantile Exchange                                      10,653
1,540,515    Citigroup Inc.                                                   71,218
   50,000    Colonial Properties Trust                                         2,200
   47,900    Commerce Bancorp, Inc.                                            1,452
  274,750    Converium Holding AG - ADR                                        1,107
   59,048    Countrywide Financial Corporation                                 2,280
  520,800    Crescent Real Estate Equities Company                             9,765
   88,600    Eaton Vance Corp.                                                 2,118
  143,200    Equity Office Properties Trust                                    4,740
  158,600    Fannie Mae                                                        9,262
  294,850    Fidelity National Financial, Inc.                                10,523
  227,900    First Industrial Realty Trust, Inc.                               9,093
   46,000    FirstMerit Corporation                                            1,201
2,641,336    General Electric Company                                         91,522
   75,900    Goldman Sachs Group, Inc.                                         7,743
   33,800    Hartford Financial Services Group, Inc.                           2,528
  156,750    Health Care REIT, Inc.                                            5,908
   53,100    Healthcare Realty Trust, Inc.                                     2,050
  109,600    Hibernia Corporation - Class A                                    3,637
   11,300    Hospitality Properties Trust                                        498
  675,000    HRPT Properties Trust                                             8,390
  313,500    HSBC Holdings PLC - ADR                                          24,970

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

  SHARES                                                               VALUE  (000's)
---------                                                              --------------
             FINANCIAL (CONTINUED)
  114,000    ING Groep NV - ADR                                        $        3,198
1,097,977    JPMorgan Chase & Co.                                              38,781
   69,100    Legg Mason, Inc.                                                   7,194
   11,850    Liberty Property Trust                                               525
  126,850    Lincoln National Corporation                                       5,952
  693,400    Lloyds TSB Group PLC - ADR                                        23,610
  192,100    Marsh & McLennan Companies, Inc.                                   5,321
   45,800    MBNA Corporation                                                   1,198
   57,650    Mercury General Corporation                                        3,143
  100,850    Merrill Lynch & Co., Inc.                                          5,548
  305,350    Morgan Stanley                                                    16,022
   36,500    National Australia Bank Limited - ADR                              4,272
  239,450    Nationwide Health Properties, Inc.                                 5,653
  243,100    New Century Financial Corporation                                 12,507
  643,000    New York Community Bancorp, Inc.                                  11,651
  165,650    Newcastle Investment Corporation                                   4,994
   74,500    North Fork Bancorporation, Inc.                                    2,093
   58,000    Prentiss Properties Trust                                          2,114
   29,500    Royal & Sun Alliance Insurance Group PLC - ADR                       226
  141,000    Senior Housing Properties Trust                                    2,666
  383,500    St. Paul Travelers Companies, Inc.                                15,160
  667,683    U. S. Bancorp                                                     19,496
  161,650    Unitrin, Inc.                                                      7,937
  325,759    Wachovia Corporation                                              16,158
  277,700    Waddell & Reed Financial, Inc. - Class A                           5,137
  122,400    Washington Mutual, Inc.                                            4,980
  299,950    Wells Fargo & Company                                             18,471
   24,750    XL Capital Ltd. - Class A                                          1,842
                                                                       --------------
                                                                              643,305
                                                                       --------------

             HEALTH CARE - 10.9%
  350,750    Abbott Laboratories                                               17,190
   26,500    Accredo Health, Incorporated *                                     1,203
   33,600    Aetna Inc.                                                         2,783
  107,327    Amgen Inc. *                                                       6,489
  148,500    Baxter International Inc.                                          5,509
   71,200    Biogen Idec Inc. *                                                 2,453
1,109,400    Bristol-Myers Squibb Company                                      27,713
   11,600    Cardinal Health, Inc.                                                668
   79,250    Caremark Rx, Inc. *                                                3,528
   19,250    Coventry Health Care, Inc. *                                       1,362
  265,100    Eli Lilly and Company                                             14,769
   16,800    Genentech, Inc. *                                                  1,349
  146,950    GlaxoSmithKline PLC - ADR                                          7,128

                See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

 SHARES                                                                VALUE  (000's)
---------                                                              -------------
             HEALTH CARE (CONTINUED)
   54,950    Guidant Corporation                                       $        3,698
   29,000    Hillenbrand Industries, Inc.                                       1,466
  671,722    Johnson & Johnson                                                 43,662
   90,000    Medtronic Inc.                                                     4,661
   19,300    Mentor Corporation                                                   801
  845,200    Merck & Co., Inc.                                                 26,032
   20,300    Omnicare, Inc.                                                       861
   19,550    OSI Pharmaceuticals, Inc. *                                          799
   20,900    PacifiCare Health Systems, Inc. *                                  1,493
1,904,700    Pfizer Inc.                                                       52,532
  143,950    Schering-Plough Corporation                                        2,744
  274,500    UnitedHealth Group Incorporated                                   14,312
   30,400    Universal Health Services, Inc. - Class B                          1,890
  161,100    WellPoint, Inc. *                                                 11,219
  247,700    Wyeth                                                             11,023
                                                                       --------------
                                                                              269,337
                                                                       --------------
             INDUSTRIALS - 4.3%
   36,950    Black & Decker Corporation                                         3,320
  143,000    Briggs & Stratton Corporation                                      4,951
  112,950    Caterpillar Inc.                                                  10,765
   35,400    Deere & Company                                                    2,318
   27,400    Eaton Corporation                                                  1,641
  182,100    Emerson Electric Co.                                              11,405
  125,050    Hubbell Incorporated - Class B                                     5,515
    6,950    Illinois Tool Works Inc.                                             554
   22,850    Ingersoll-Rand Company                                             1,630
   33,000    Parker-Hannifin Corporation                                        2,046
   88,150    Pentair, Inc.                                                      3,774
   62,900    Snap-on Incorporated                                               2,157
  206,500    SPX Corporation                                                    9,495
  126,300    Stanley Works                                                      5,752
   79,000    Timken Company                                                     1,825
  402,403    Tyco International Ltd.                                           11,750
  283,500    United Technologies Corporation                                   14,558
  315,900    Waste Management, Inc.                                             8,953
  107,100    York International Corporation                                     4,070
                                                                       --------------
                                                                              106,479
                                                                       --------------
             TECHNOLOGY - 13.6%
   41,300    Adobe Systems Incorporated                                         1,182
   46,150    ADTRAN, Inc.                                                       1,144
   82,275    Advanced Micro Devices, Inc. *                                     1,427
   36,400    Akamai Technologies, Inc. *                                          478
  109,800    Amazon.com, Inc. *                                                 3,632

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

 SHARES                                                                 VALUE  (000's)
---------                                                               --------------
             TECHNOLOGY (CONTINUED)
  135,050    Analog Devices, Inc.                                       $        5,039
  151,200    Apple Computer, Inc. *                                              5,566
  367,700    Applied Materials, Inc.                                             5,949
   57,700    Ask Jeeves, Inc. *                                                  1,742
   30,000    Autodesk, Inc.                                                      1,031
   76,750    BEA Systems, Inc. *                                                   674
  219,252    Boeing Company                                                     14,471
   83,650    Broadcom Corporation - Class A *                                    2,970
  875,625    Cisco Systems, Inc. *                                              16,733
  141,275    Corning Incorporated *                                              2,348
  154,250    Dell Inc. *                                                         6,094
  398,000    eBay Inc. *                                                        13,138
   53,000    Electronic Arts Inc. *                                              3,000
   29,350    F5 Networks, Inc. *                                                 1,386
   35,550    Goodrich Corporation                                                1,456
   25,700    Google Inc. - Class A *                                             7,560
  427,505    Hewlett-Packard Company                                            10,051
  318,500    Honeywell International Inc.                                       11,667
   30,050    InfoSpace, Inc. *                                                     990
1,670,578    Intel Corporation                                                  43,535
  261,350    International Business Machines Corporation                        19,392
   29,800    Internet Security Systems, Inc. *                                     605
   45,000    KLA-Tencor Corporation                                              1,967
   51,200    Linear Technology Corporation                                       1,879
  661,190    Lucent Technologies Inc. *                                          1,924
   45,450    Macromedia, Inc. *                                                  1,737
  119,200    Maxim Integrated Products, Inc.                                     4,555
   33,650    McAfee Inc. *                                                         881
   69,050    Microchip Technology Incorporated                                   2,045
2,335,100    Microsoft Corporation                                              58,004
  306,471    Motorola, Inc.                                                      5,596
   86,750    National Semiconductor Corporation                                  1,911
   67,450    Nokia Corporation - ADR                                             1,122
   40,700    NVIDIA Corporation *                                                1,088
  833,348    Oracle Corporation *                                               11,000
   27,350    Priceline.com Incorporated *                                          638
  410,700    QUALCOMM Incorporated                                              13,557
   91,900    Raytheon Company                                                    3,595
   17,200    Research In Motion Limited *                                        1,268
   14,200    Shanda Interactive Entertainment Ltd. - ADR *                         522
   89,800    Siebel Systems, Inc.                                                  799
   17,300    Sigmatel Incorporated *                                               297
   25,800    Sohu.com Inc. *                                                       566

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

  SHARES                                                               VALUE  (000's)
---------                                                              --------------
             TECHNOLOGY (CONTINUED)
  177,350    Symantec Corporation *                                    $        3,856
  368,400    Texas Instruments Incorporated                                    10,341
   18,150    Travelzoo Inc. *                                                     596
  100,200    VeriSign, Inc. *                                                   2,882
   99,526    VERITAS Software Corporation *                                     2,428
   37,950    WebEx Communications, Inc. *                                       1,002
  108,500    Xilinx, Inc.                                                       2,767
  421,150    Yahoo! Inc. *                                                     14,593
                                                                       --------------
                                                                              336,676
                                                                       --------------

             TELECOMMUNICATIONS - 4.8%
  169,571    AT&T Corp.                                                         3,229
  661,750    BellSouth Corporation                                             17,583
   90,000    China Mobile HK Limited - ADR                                      1,673
1,343,350    Citizens Communications Company                                   18,054
  127,000    KT Corporation - ADR                                               2,730
   41,400    Nextel Communications, Inc. - Class A *                            1,338
1,284,556    SBC Communications Inc.                                           30,508
  304,150    Sprint Corporation                                                 7,631
   40,250    TDC A/S - ADR                                                        862
   60,100    Telecomunicacoes de Sao Paulo SA - ADR                             1,228
   52,300    Telstra Corporation Ltd. - ADR                                     1,012
  983,768    Verizon Communications Inc.                                       33,989
                                                                       --------------
                                                                              119,837
                                                                       --------------

             TRANSPORTATION - 0.4%
  135,200    AMR Corporation *                                                  1,637
  246,000    Northwest Airlines Corporation *                                   1,122
   89,200    United Parcel Service, Inc. - Class B                              6,169
                                                                       --------------
                                                                                8,928
                                                                       --------------

             UTILITIES - 4.6%
  115,900    Ameren Corporation                                                 6,409
  606,600    Atmos Energy Corporation                                          17,470
  214,500    Consolidated Edison, Inc.                                         10,047
   24,000    DTE Energy Company                                                 1,123
  436,000    Duke Energy Corporation                                           12,962
  206,850    Duquesne Light Holdings Inc.                                       3,864
   39,700    Enel SPA - ADR                                                     1,723
  277,550    Great Plains Energy Incorporated                                   8,851
  120,500    KeySpan Corporation                                                4,904
   75,500    National Fuel Gas Company                                          2,183
  316,300    NICOR Inc.                                                        13,022
  148,150    OGE Energy Corp.                                                   4,287
   92,500    ONEOK, Inc.                                                        3,020
  170,450    Pepco Holdings, Inc.                                               4,081

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

  SHARES                                                                                VALUE (000's)
----------                                                                              -------------
               UTILITIES (CONTINUED)
   110,003     Progress Energy, Inc.                                                    $       4,977
    95,950     Public Service Enterprise Group Inc.                                             5,836
   407,400     United Utilities PLC - ADR                                                       9,749
                                                                                        -------------
                                                                                              114,508
                                                                                        -------------

                  Total common stocks (cost $2,110,973)                                     2,404,293
                                                                                        -------------

CONTRACTS
               PUT OPTIONS - 0.3%
     3,002     On S&P 500 Index expiring July 16, 2005 at 1100                                     75
     6,147     On S&P 500 Index expiring August 20, 2005 at 1100                                1,567
     3,248     On S&P 500 Index expiring September 17, 2005 at 1075                             1,202
     7,603     On S&P 500 Index expiring September 17, 2005 at 1100                             4,106
                                                                                        -------------

                  Total put options (cost $9,646)                                               6,950
                                                                                        -------------

               REPURCHASE AGREEMENT - 4.4% **
               2.10% repurchase agreement with U. S. Bank, N. A.
                 dated June 30, 2005, due July 1, 2005 (repurchase proceeds $109,029)         109,023
                                                                                        -------------

                  Total common stocks, put options and repurchase agreement - 101.9%        2,520,266
                                                                                        -------------

               CALL OPTIONS - (2.1%) ***
    (2,098)    On S&P 500 Index expiring July 16, 2005 at 1150                                 (9,116)
    (3,559)    On S&P 500 Index expiring July 16, 2005 at 1175                                 (7,563)
    (2,492)    On S&P 500 Index expiring July 16, 2005 at 1200                                 (1,470)
    (2,513)    On S&P 500 Index expiring August 20, 2005 at 1200                               (4,008)
    (4,999)    On S&P 500 Index expiring September 17, 2005 at 1175                           (19,271)
    (4,339)    On S&P 500 Index expiring September 17, 2005 at 1200                           (10,132)
                                                                                        -------------

                 Total call options outstanding (premiums received $68,736)                   (51,560)
                                                                                        -------------

               OTHER ASSETS AND LIABILITIES, NET - 0.2%                                         5,807
                                                                                        -------------

               NET ASSETS - 100.0%                                                      $   2,474,513
                                                                                        =============

*     Non-income producing.

** Repurchase agreement fully collateralized by U.S. Government Agency obligations.

*** The $2,404,293,000 aggregate value of common stocks covers outstanding call options.

ADR - American Depository Receipt.

Common stocks are grouped by sector.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

         STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                                        (000's)
ASSETS:
Common stocks, at value (cost $2,110,973)                                           $ 2,404,293
Put options, at value (cost $9,646)                                                       6,950
Repurchase agreement                                                                    109,023
Dividends and interest receivable                                                         4,787
Receivable for Fund shares sold                                                           2,464
Receivable for investments sold                                                             449
Other assets                                                                                 87
                                                                                    -----------
  Total assets                                                                        2,528,053
                                                                                    -----------

LIABILITIES:
Call options outstanding, at value (premiums received $68,736)                           51,560
Payable for Fund shares redeemed                                                            995
Accrued distribution expenses                                                               838
Accrued investment advisory and management fees                                              38
Other accrued expenses and liabilities                                                      109
                                                                                    -----------
  Total liabilities                                                                      53,540
                                                                                    -----------

NET ASSETS                                                                          $ 2,474,513
                                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                                     $ 2,243,704
Undistributed net investment income                                                      23,483
Accumulated net realized loss on investment transactions                               (100,474)
Net unrealized appreciation on investments                                              307,800
                                                                                    -----------
  Net assets                                                                        $ 2,474,513
                                                                                    ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                                    99,202
                                                                                    ===========

NET ASSET VALUE , OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                                        $     24.94
                                                                                    ===========

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                        (000's)
INVESTMENT INCOME:
Dividends                                                                               $ 33,387
Interest                                                                                     848
Other income                                                                                  36
                                                                                        --------
  Total investment income                                                                 34,271
                                                                                        --------

EXPENSES:
Investment advisory and management fees                                                    6,337
Distribution expenses                                                                      4,171
Trustees' fees                                                                                91
Professional fees                                                                             74
Registration fees                                                                             67
Custodian fees                                                                                31
Insurance expense                                                                             31
Other expenses                                                                                53
                                                                                        --------
  Total expenses                                                                          10,855
                                                                                        --------

NET INVESTMENT INCOME                                                                     23,416
                                                                                        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Common stocks                                                                              4,521
Put options expired and closed                                                           (22,159)
Call options expired and closed                                                           72,490
                                                                                        --------
  Net realized gain on investment transactions                                            54,852
                                                                                        --------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                                            (40,810)
Put options                                                                                  275
Call options                                                                              22,786
                                                                                        --------
  Net change in unrealized appreciation/depreciation on investments                      (17,749)
                                                                                        --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                           37,103
                                                                                        --------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $ 60,519
                                                                                        ========

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             (000's)
                                                                      Six Months           Year
                                                                         Ended            Ended
                                                                     June 30, 2005     December 31,
                                                                      (Unaudited)          2004
                                                                     -------------     -------------
FROM OPERATIONS:
Net investment income                                                $      23,416     $      24,817
Net realized gain on investment transactions                                54,852             6,173
Net change in unrealized appreciation/depreciation on investments          (17,749)           93,127
                                                                     -------------     -------------
 Net increase in net assets from operations                                 60,519           124,117
                                                                     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                       -           (24,820)
                                                                     -------------     -------------

FROM FUND SHARE TRANSACTIONS :
Proceeds from shares sold                                                  575,022           987,276
Net asset value of shares issued in reinvestment of
 distributions to shareholders                                                   -            21,112
Payments for shares redeemed                                              (264,963)         (409,311)
                                                                     -------------     -------------
 Net increase in net assets from Fund shares transactions                  310,059           599,077
                                                                     -------------     -------------

NET INCREASE IN NET ASSETS                                                 370,578           698,374

NET ASSETS:
Beginning of period                                                      2,103,935         1,405,561
                                                                     -------------     -------------
End of period                                                        $   2,474,513     $   2,103,935
                                                                     =============     =============

UNDISTRIBUTED NET INVESTMENT INCOME                                  $      23,483     $          67
                                                                     =============     =============

FUND SHARE TRANSACTIONS:
Shares sold                                                                 23,477            41,915
Shares issued in reinvestment of distributions to shareholders                   -               867
Shares redeemed                                                            (10,805)          (17,372)
                                                                     -------------     -------------
 Net increase in Fund shares outstanding                                    12,672            25,410
Shares outstanding, beginning of period                                     86,530            61,120
                                                                     -------------     -------------
Shares outstanding, end of period                                           99,202            86,530
                                                                     =============     =============


                 See accompanying notes to financial statements.

                                  GATEWAY FUND

 FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                       Six Months
                                          Ended
                                        June 30,                                 Year Ended December 31,
                                          2005         ----------------------------------------------------------------------------
                                       (Unaudited)         2004           2003            2002            2001            2000
                                      ------------     ------------    ------------    ------------    ------------    ------------
BEGINNING NET ASSET VALUE             $      24.31     $      23.00    $      20.76    $      21.98    $      22.92    $      23.67
                                      ------------     ------------    ------------    ------------    ------------    ------------

INVESTMENT OPERATIONS:
Net investment income                         0.24             0.29            0.17            0.15            0.11            0.08
Net realized and unrealized gain
(loss)                                        0.39             1.31            2.24           (1.22)          (0.92)           1.49
                                      ------------     ------------    ------------    ------------    ------------    ------------
  Total from investment operations            0.63             1.60            2.41           (1.07)          (0.81)           1.57
                                      ------------     ------------    ------------    ------------    ------------    ------------

DISTRIBUTIONS :
Dividends from net investment income             -            (0.29)          (0.17)          (0.15)          (0.11)          (0.08)
Distributions from net realized gain             -                -               -               -           (0.02)          (2.24)
                                      ------------     ------------    ------------    ------------    ------------    ------------
  Total distributions                            -            (0.29)          (0.17)          (0.15)          (0.13)          (2.32)
                                      ------------     ------------    ------------    ------------    ------------    ------------

ENDING NET ASSET VALUE                $      24.94     $      24.31    $      23.00    $      20.76    $      21.98    $      22.92
                                      ============     ============    ============    ============    ============    ============

TOTAL RETURN                                  2.59%(1)         6.95%          11.61%          (4.86%)         (3.53%)          6.61%

ENDING NET ASSETS (000'S)             $  2,474,513     $  2,103,935    $  1,405,561    $  1,068,448    $  1,285,131    $  1,491,052

AVERAGE NET ASSETS RATIOS:
Total expenses                                0.95%(2)         0.97%           0.97%           0.97%           0.97%           0.98%
Net investment income                         2.06%(2)         1.42%           0.86%           0.66%           0.43%           0.33%

PORTFOLIO TURNOVER RATE                         19%(2)           71%              5%             13%             18%             22%

(1) Unannualized.
(2) Annualized.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

                                  GATEWAY FUND

            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2004, the components of distributable earnings on a tax basis were as follows (000's):

Cost of common stocks and options                  $   1,696,369
                                                   =============

Gross unrealized appreciation                      $     342,294
Gross unrealized depreciation                            (21,423)
                                                   -------------
         Net unrealized appreciation                     320,871
Undistributed ordinary income                                 67
Capital loss carryforwards                              (150,648)
                                                   -------------
Distributable earnings                             $     170,290
                                                   =============

The Fund's capital loss carryforwards expire December 31, 2011. For the year ended December 31, 2004, the Fund utilized $36,041,000 of capital loss carryforwards to offset realized gains. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized depreciation on open option contracts at December 31, 2004. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2004 and 2003.

At June 30, 2005, based on a $2,065,063,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $355,557,000, gross unrealized depreciation totaled $60,937,000 and net unrealized appreciation totaled $294,620,000.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of average daily net assets minus all distribution expenses. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses by the Fund related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

                                  GATEWAY FUND

            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, cost of purchases of investment securities (excluding any short-term investments and U. S. government securities) totaled $574,638,000 and proceeds from sales totaled $214,206,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premium received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2005, transactions in written options were as follows:


                                            Contracts            Premiums (000's)
                                            ---------            ----------------
Outstanding at December 31, 2004               16,990            $        61,283
Options written                                61,246                    158,866
Options terminated in closing
   purchase transactions                      (52,288)                  (134,124)
Options expired                                (5,948)                   (17,289)
                                            ---------            ---------------
Outstanding at June 30, 2005                   20,000            $        68,736
                                            =========            ===============

4. BANK LINE OF CREDIT

The Fund has an uncommitted $65 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2005, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the six months ended June 30, 2005, there were no borrowings on this line of credit.

5. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trustees and officers of the Trust for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                  GATEWAY FUND

                            FUND EXPENSES (UNAUDITED)

As a shareholder, you may incur two types of costs: (1) transaction costs, including any transaction fees that you may be charged if you purchase or redeem the Fund through certain financial institutions; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees) and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period indicated.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual Fund expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs charged by certain financial institutions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if you incurred transaction costs, your costs would have been higher. Please refer to the Fund's prospectus for additional information on applicability of transaction costs for the Fund.

                                               Beginning            Ending          Expenses Paid
                                             Account Value       Account Value      During Period
                                                1/1/05              6/30/05       1/1/05 - 6/30/05*
                                             -------------       -------------    ----------------
Actual                                       $    1,000.00       $    1,025.92    $           4.77
Hypothetical (5% return before expenses)     $    1,000.00       $    1,020.08    $           4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent fiscal half-year period).

                                    WEB SITE

               For general information regarding the Gateway Fund,

                         visit us at www.gatewayfund.com

                                 AFFORDABILITY

                        $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                     $100 Minimum Additional Investment

                           No Annual Account Charges

                               No-Fee IRA Account

                                  CONVENIENCE

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions

                                   FLEXIBILITY

                   Available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

ITEM 2. CODE OF ETHICS.

Applicable to Annual Reports only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable to Annual Reports only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable to Annual Reports only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 22, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Applicable to Annual Reports only.

(a)(2) EX-99.CERT Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable.

(b) EX-99.906.CERT required by Rule 30a-2(b) of the Investment Company Act of 1940 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By
      /s/ Walter G. Sall
      ------------------------
      Walter G. Sall, Chairman

Date August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
      /s/ Walter G. Sall
      ------------------------
      Walter G. Sall, Chairman

Date August 22, 2005

By
      /s/ Gary H. Goldschmidt
      ----------------------------
      Gary H. Goldschmidt
      Vice President and Treasurer

Date August 22, 2005